Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Sep. 14, 2011
Document And Entity Information
Entity Registrant Name	Massive Dynamics, Inc.
Entity Central Index Key	0001519534
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,000,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011

Balance Sheet (USD $)	Jun. 30, 2011	Mar. 31, 2011
Current Assets
Cash	$ 0	$ 0
Total Current Assets	0	0
Current Liabilities
Loan Payable Officer	7,911	2,785
Total Current Liabilities	7,911	2,785
Stockholders' Equity (Deficit)
Common Stock, authorized 75,000,000 shares, par value $0.001, 5,000,000 issued and outstanding on June 30, 2011 & March 31, 2011 respectively	5,000	5,000
Additional Paid-In Capital	0	0
Deficit Accumulated Durign the Development Stage	(12,911)	(7,785)
Total Stockholders' Equity (Deficit)	(7,911)	(2,785)
Total Liabilities and Stockholders' Equity (Deficit)	$ 0	$ 0

Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 31, 2011
COMMON STOCK
Common Stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	75,000,000	75,000,000
Common stock, Issued	5,000,000	5,000,000

Statement of Operations (USD $)	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2011
Revenue
Revenue	$ 0	$ 0	$ 0
Expenses
General and Administrative	285	0	285
Professional Fees	0	2,626	2,626
Professional Fees - Related Party	7,500	2,500	10,000
Total Expenses	7,785	5,126	12,911
Provision for Income Taxes		0	0
Net Income (Loss)	$ (7,785)	$ (5,126)	$ (12,911)
Basic and Diluted
(Loss) per Share	$ 0	$ 0
Weighted Average
Number of Shares	3,235,294	5,000,000

Statements of Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning Balance, Amount at Mar. 14, 2011	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Mar. 14, 2011	0
Common Shares issued to founders for services March 21, 2011 at $0.001 per share, Shares	5,000,000
Common Shares issued to founders for services March 21, 2011 at $0.001 per share, Amount	5,000			5,000
Net Income (Loss)			(7,785)	(7,785)
Ending Balance, Amount at Mar. 31, 2011	5,000	0	(7,785)	(2,785)
Ending Balance, Shares at Mar. 31, 2011	5,000,000
Net Income (Loss)			(5,126)	(5,126)
Ending Balance, Amount at Jun. 30, 2011	$ 5,000	$ 0	$ (12,911)	$ (7,911)
Ending Balance, Shares at Jun. 30, 2011	5,000,000

Statements of Cash Flows (USD $)	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2011
Operating Activities
Net (Loss)	$ (7,785)	$ (5,126)	$ (12,911)
Expenses Paid by a Related Party	2,785	5,126	7,911
Shares Issued for Services	5,000	0	5,000
Net Cash (Used) by Operating Activities	0	0	0
Financing Activities	0	0	0
Cash, End of Period	0	0	0
Non-Cash Activities:
Common Stock Issued for Services	$ 5,000	$ 0	$ 5,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Massive Dynamics, Inc. (the “Company”) was incorporated under the laws of the state of Nevada on March 15, 2011.  The Company elected its fiscal year ending on December 31.  The Company is a development stage company that has not engaged in any business operations.   The Company is currently in the development stage as defined in the Accounting Standards Codification 915, Development Stage Entities.  All activities of the Company to date relate to its organization, initial funding and share issuances.

The Company was organized to serve as a vehicle for a business combination through a merger, capital stock exchange, asset acquisition or other similar business combination with an operating or development stage business which desires to utilize the Company’s status as a reporting company under the Exchange Act.

Accounting Basis

These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from these estimates.

Earnings (Loss) per Share

The basic earnings (loss) per share are calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per share are calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There are no diluted shares outstanding.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. The Company had not incurred any advertising expense as of March 31, 2011.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Start-up Cost

The Company accounts for start-up costs pursuant to the provisions of the Accounting Standard Codification 720-15.  Accounting for start-up costs require all costs incurred in connection with the start-up and organization of the Company be expensed as incurred.

Income Taxes

The Company accounts for income taxes pursuant to the provisions of the Accounting Standards Codification 740, Accounting for Income Taxes, which requires an asset and liability approach to calculate deferred income taxes. The asset and liability approach requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary difference between the carrying amounts and the tax basis of assets and liabilities.  As a result of the initial year’s incurred loss the deferred tax asset has been fully reserved.

1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Massive Dynamics, Inc. (the “Company”) was incorporated under the laws of the state of Nevada on March 15, 2011.  The Company changed its fiscal year ending to be on March 31.  The Company is a development stage company that has not engaged in any business operations.   The Company is currently in the development stage as defined in the Accounting Standards Codification 915, Development Stage Entities.  All activities of the Company to date relate to its organization, initial funding and share issuances.

The Company was organized to serve as a vehicle for a business combination through a merger, capital stock exchange, asset acquisition or other similar business combination with an operating or development stage business which desires to utilize the Company’s status as a reporting company under the Exchange Act.

Accounting Basis

These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Recent Accounting Pronouncements

The Company has evaluated all recent accounting pronouncements and believes that none will have a material effect on the Company.

Use of Estimates

In the opinion of management, the accompanying balance sheets and related interim statements of income, cash flows, and stockholders' equity include all adjustments, consisting only of normal recurring items, necessary for their fair presentation in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management's estimates and assumptions.

Interim results are not necessarily indicative of results for a full year. The information included in this S-1 Filing should be read in conjunction with information included in the Form 10 Filing.

Earnings (Loss) per Share

The basic earnings (loss) per share are calculated by dividing the Company’s net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per share are calculated by dividing the Company’s net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There are no diluted shares outstanding.

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. The Company had not incurred any advertising expense as of June 30, 2011.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Start-up Cost

The Company accounts for start-up costs pursuant to the provisions of the Accounting Standard Codification 720-15.  Accounting for start-up costs require all costs incurred in connection with the start-up and organization of the Company be expensed as incurred.

Income Taxes

The Company accounts for income taxes pursuant to the provisions of the Accounting Standards Codification 740, Accounting for Income Taxes, which requires an asset and liability approach to calculate deferred income taxes. The asset and liability approach requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary difference between the carrying amounts and the tax basis of assets and liabilities.  As a result of the initial year’s incurred loss the deferred tax asset has been fully reserved.

GOING CONCERN	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN

2 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying financial statements, the Company has incurred net losses and negative cash flows from operating activities for the period March 15, 2011 (date of inception) to March 31, 2011, and has an accumulated deficit of  $7,785 as of March 31, 2011.  The Company has relied upon its officers to fund its ongoing operations to date, and expects to continue to do so, as it has yet to generate cash from its operating activities. These factors raise substantial doubt about the Company’s ability to continue as a going concern until it completes its financing activities. However, if necessary, the Company’s officers intend on borrowing money, restructuring debt, reducing or delaying expenditures and/or increasing ownership equity to ensure the Company continues operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

2 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As shown in the accompanying financial statements, the Company has incurred net losses and negative cash flows from operating activities for the period March 15, 2011 (date of inception) to June 30, 2011, and has an accumulated deficit of  $12,911 as of June 30, 2011.  The Company has relied upon its officers to fund its ongoing operations to date, and expects to continue to do so, as it has yet to generate cash from its operating activities. These factors raise substantial doubt about the Company’s ability to continue as a going concern until it completes its financing activities. However, if necessary, the Company’s officers intend on borrowing money, restructuring debt, reducing or delaying expenditures and/or increasing ownership equity to ensure the Company continues operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

INCOME TAXES	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
INCOME TAXES

3 – INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is  $1,712, which is calculated by multiplying a 22% estimated tax rate by the cumulative NOL of  $7,785. The total valuation allowance is a comparable  $1,712. Details are as follows:

Period from Inception March 15, 2011 through March 31, 2011	2011
Deferred Tax Asset	1,712
Valuation Allowance	(1,712)
Current Taxes Payable	0.00
Income Tax Expense	$ 0.00

Below is a chart showing the estimated corporate federal net operating loss (NOL) and the year in which it will expire.

Year	Amount	Expiration
2011	$ 7,785	2031
Total NOL	$ 7,785

The Company has filed no income tax returns since inception.

3 – INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company’s opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Accordingly, a valuation allowance equal to the deferred tax asset has been recorded. The total deferred tax asset is  $2,840, which is calculated by multiplying a 22% estimated tax rate by the cumulative NOL of  $12,911. The total valuation allowance is a comparable  $2,840. Details are as follows:

Period from Inception March 15, 2011 through June 30, 2011	2011
Deferred Tax Asset	2,840
Valuation Allowance	(2,840)
Current Taxes Payable	0.00
Income Tax Expense	$ 0.00

Below is a chart showing the estimated corporate federal net operating loss (NOL) and the year in which it will expire.

Year	Amount	Expiration
2011	$ 12,911	2031
Total NOL	$ 12,911

The Company has filed no income tax returns since inception.

RELATED PARTY TRANSACTIONS	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

4 – RELATED PARTY TRANSACTIONS

During the period from inception on March 15, 2011 through March 31, 2011, the Company entered into a Promissory Note Agreement with the sole officer of the Company, Donald Calabria. The Note is for reimbursement of payments made by Mr. Calabria on the Company’s behalf in the amount of  $2,785. The note is due on the earlier of the date immediately following demand by the officer, or December 31, 2012. Payment will include principal plus interest at a fixed rate of 5%. No interest has been accrued because it is an immaterial amount for the period from inception through March 31, 2011.

The Company has a Contingent Liability to its attorney, a shareholder. See Note 6.

4 – RELATED PARTY TRANSACTIONS

During the period from inception on March 15 through June 30, 2011, the Company entered into Promissory Notes with the sole officer of the Company, Donald Calabria. The Notes are for reimbursement of payments made by Mr. Calabria on the Company’s behalf in the amount of  $7,911. The notes are due on December 31, 2012. Payment will include principal plus interest at a fixed rate of 5% and be paid in arrears.

The Company has a Contingent Liability to its attorney, a shareholder. See Note 6.

STOCKHOLDERS' EQUITY	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

5 – STOCKHOLDERS’ EQUITY

The Company has authorized 75,000,000 Common Shares at a par value of  $0.001 per share. No Preferred Shares have been authorized or issued.

On March 21, 2011, 5,000,000 Common shares were issued to three founders at par value for an equivalent of  $5,000. Neither the value of the shares nor the value of the services the company received had a reliably measurable fair value that would allow us to apply ASC 505-50-30-6, so we valued the issuance of shares for services at par value.

5 – STOCKHOLDERS’ EQUITY

The Company has authorized 75,000,000 Common Shares at a par value of  $0.001 per share. No Preferred Shares have been authorized or issued.

On March 21, 2011, 5,000,000 Common shares were issued to three founders at par value for an equivalent of  $5,000. Neither the value of the shares nor the value of the services the company received had a reliably measurable fair value that would allow us to apply ASC 505-50-30-6, so we valued the issuance of shares for services at par value.

CONTINGENCIES & COMMITMENTS	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
CONTINGENCIES & COMMITMENTS

6 – CONTINGENCIES & COMMITMENTS

The Company is still obligated to pay its attorney, Frank Hariton, an additional  $12,500 pursuant to the following terms:  $2,500 upon the filing of the registration statement on Form 10; and  $10,000 on any sale of control in the Company.

6 – CONTINGENCIES & COMMITMENTS

The Company is still obligated to pay its attorney, Frank Hariton, an additional  $10,000 pursuant to the following terms:  $10,000 on any sale of or control in the Company.

SUBSEQUENT EVENTS	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

7 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were available to be issued and has determined that no such events have occurred.

7 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were available to be issued and has determined that no such events have occurred.